Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements
Securities sold under repurchase agreements was $864,000 at December 31, 2017. There was no balance outstanding at December 31, 2018. The maximum amounts of outstanding repurchase agreements at any month end during 2018 and 2017 were $6,831,000 and $1,843,000, respectively. The average daily balance outstanding during 2018 and 2017 was $1,090,000 and $1,382,000, respectively. The weighted-average interest rates on the outstanding balance at December 31, 2017 was 1.47%. The underlying securities are typically held by other financial institutions and are designated as pledged.